GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

6.GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended
	December 31
	2023	2022
Office and administrative	$3,552	$2,921
Professional fees	2,718	2,237
Regulatory and transfer agent	451	301
Salaries and benefits	6,687	5,454
	$13,408	$10,913